Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED BALANCE SHEETS
OSSEN INNOVATION CO., LTD.
CONDENSED BALANCE SHEETS AS OF DECEMBER 31, 2017 AND 2016

	December,31
	2017	2016
ASSETS
Current Assets
Cash	$2,967	$3,461
Due from related party	-	20,000,000
Total Current Assets	2,967	20,003,461
Investments in subsidiaries	103,865,513	71,766,984
TOTAL ASSETS	$103,868,480	$91,770,445

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Other payables and accrued liabilities	$1,251,423	$1,148,906
Due to shareholder	351,499	307,499
Total Current Liabilities	1,602,922	1,456,405
TOTAL LIABILITIES	$1,602,922	$1,456,405

EQUITY
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 shares outstanding as of December 31, 2017 and 2016	$200,000	$200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	6,672,254	6,123,022
Retained earnings	59,386,668	54,590,589
Accumulated other comprehensive income/(loss)	2,227,334	(4,378,873)
Treasury stock, at cost: 208,890 shares as of December 31, 2017 and 2016	(192,153)	(192,153)
TOTAL SHAREHOLDERS’ EQUITY	102,265,558	90,314,040
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$103,868,480	$91,770,445

CONDENSED STATEMENTS OF OPERATIONS
OSSEN INNOVATION CO., LTD. CONDENSED STATEMENTS
OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

	Year Ended December,31
	2017	2016	2015

REVENUES	$-	$-	$-
COST OF GOODS SOLD	-	-	-
GROSS PROFIT	-	-	-
Selling expenses	-	-	-
General and administrative expenses	146,687	279,893	198,753
Total Operating Expenses	146,687	279,893	198,753

LOSS FROM OPERATIONS	(146,687)	(279,893)	(198,753)
Financial expenses, net	317	184	272
Equity in income of subsidiaries	5,492,315	5,104,050	6,095,829
INCOME BEFORE INCOME TAX	5,345,311	4,823,973	5,896,804
INCOME TAX	-	-	-
NET INCOME	5,345,311	4,823,973	5,896,804
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain (loss)	6,606,207	(6,975,100)	(5,829,470)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	6,606,207	(6,975,100)	(5,829,470)
COMPREHENSIVE INCOME (LOSS)	$11,951,518	$(2,151,127)	$67,334

CONDENSED STATEMENTS OF CASH FLOWS
OSSEN INNOVATION CO., LTD. CONDENSED
STATEMENTS OF CASH FLOWS FOR THE YEARS ENDED
DECEMBER 31, 2017, 2016 AND 2015

	Year Ended December,31
	2017	2016	2015

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$5,345,311	$4,823,973	$5,896,804
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(5,492,315)	(5,104,050)	(6,095,829)
Other payables and accrued liabilities	102,517	213,909	132,938
Due to shareholder	44,000	25,000	182,499
Net cash provided by / (used in) operating activities	(487)	(41,168)	116,412

CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by / (used in) investing activities	-	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock purchased	-	(36,810)	(58,735)
Net cash used in financing activities	-	(36,810)	(58,735)

INCREASE / (DECREASE) IN CASH	(487)	(77,978)	57,677
Effect of exchange rate changes on cash	(7)	(54)	54
Cash at beginning of period	3,461	81,493	23,762
CASH AT END OF PERIOD	$2,967	$3,461	$81,493